Commitments	12 Months Ended
Oct. 31, 2019
Disclosure Of Commitments [Abstract]
Commitments [Text Block]

17. Commitments

The Company has extended the lease for its premises through July 2022. The lease term is for 5 years and stipulates base monthly rental expenses of $4,005 CDN. Lease commitments are as follows:

CDN
Less than one year	$48,060
Two to five years	84,105
$132,165